Taxes - Schedule of Company’s Effective Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%	25.00%
Effect of different tax jurisdiction		(29.70%)	1.00%	0.10%
Non-deductible expenses	[1]	(5.40%)	0.60%	0.60%
Change in valuation allowance		(36.60%)	1.40%	0.80%
Effective income tax rate		(46.70%)	28.00%	26.50%

[1]	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.